Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Income (Expenses) With Related Parties
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2023 and 2022:

	Three months ended		Six months ended
	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023
	(in thousands)		(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(18)	$(17)	$(36)	$(17)
Ocean Yield Malta Limited	(370)	(774)	(654)	(1,589)
Ultranav Business Support ApS	(54)	(32)	(303)	(108)
Naviera Ultranav Limitada	—	—	(15)	—
Norton Lilly International Inc	(130)	—	(130)	—
Total	$(572)	$(823)	$(1,138)	$(1,714)

Schedule of Due From Related Parties
The following table sets out the balances due from related parties as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$12,334	$19,497
Unigas Pool	4,009	7,551
Dan Unity	20	63
Total	$16,363	$27,111

Schedule of Due To Related Parties
The following table sets out the balances due to related parties as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$48,684	$46,111
Naviera Ultranav Dos Limitada	51	9
Total	$48,735	$46,120